Simple IRA Plan (Details Textual) - August 2000 [Member]	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Simple IRA Plan [Line Items]
Defined Contribution Plan, Number of Employees Covered	100
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 12,500
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Defined Contribution Plan Employer Matching Contribution Amount	$ 10,500	$ 9,734